Other Real Estate (ORE) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Other real estate

Other real estate owned consists of the following at the dates indicated:

	September 30, 2014	December 31, 2013
Real Estate Owned Acquired by Foreclosure:
Residential	$907	$1,803
Construction and land development	126	754
Non-farm non-residential	952	800

Total Other Real Estate Owned and Foreclosed Property	$1,985	$3,357

Other real estate owned consists of the following:

	December 31,
(in thousands)	2013	2012
Real Estate Owned Acquired by Foreclosure:
Residential	$1,803	$1,186
Construction and land development	754	1,083
Non-farm non-residential	800	125

Total Other Real Estate Owned and Foreclosed Property	$3,357	$2,394